Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
New Accounting Standards Effective in 2018
3.1.	New Accounting Standards Effective in 2018

IFRS 9 – Financial Instruments (amended 2014):

On January 1, 2018, the Company adopted IFRS 9 (2014) – Financial Instruments (amended 2014) (“IFRS 9 (2014)”). The Company had previously adopted IFRS 9 (2009) – Financial Instruments effective January 1, 2010. The adoption of IFRS 9 (2014) did not have a material impact on the accounting policies and methods of application relative to the Company’s financial instruments.

IFRS 15 – Revenue from Contracts with Customers:

On January 1, 2018, the Company adopted IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”) which supersedes IAS 18 – Revenue (“IAS 18”). IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is effective for annual periods beginning on or after January 1, 2018. IFRS 15 requires entities to recognize revenue when ‘control’ of goods or services transfers to the customer whereas the previous standard, IAS 18, required entities to recognize revenue when the ‘risks and rewards’ of the goods or services transfer to the customer. The Company concluded that there is no change in the timing of revenue recognition of its gold and silver credit sales and its gold and silver concentrate sales under IFRS 15 compared to the previous standard as the point of transfer of risks and rewards of the gold and silver and the transfer of control of the gold and silver occur at the same time. As such, no adjustment was required to the Company’s consolidated financial statements as at January 1, 2017 or for the year ended December 31, 2017. Additionally, IFRS 15 requires that variable consideration should only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company concluded that the adjustments relating to the final assay results for the quantity of concentrate sold under the terms of the concentrate sales contracts are not significant and do not constrain the recognition of revenue.

Principles of Consolidation
3.2.	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its 100% owned subsidiaries Wheaton Precious Metals International Ltd., Silver Wheaton Luxembourg S.a.r.l. and Wheaton Precious Metals (Cayman) Co.

Subsidiaries are fully consolidated from the date on which the Company obtains a controlling interest. Control is defined as an investor’s power over an investee with exposure, or rights, to variable returns from the investee and the ability to affect the investor’s returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Balances, transactions, income and expenses between the Company and its subsidiaries are eliminated on consolidation.

Cash and Cash Equivalents
3.3.	Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid money market investments including short-term deposits, treasury bills, commercial paper, bankers’ depository notes and bankers’ acceptances with terms to maturity of less than three months.

Revenue Recognition
3.4.	Revenue Recognition

Revenue relating to the sale of precious metals is recognized when control of the precious metal is transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. In determining whether the Company has satisfied a performance obligation, it considers the indicators of the transfer of control, which include, but are not limited to, whether: the Company has a present right to payment; the customer has legal title to the asset; the Company has transferred physical possession of the asset to the customer; and the customer has the significant risks and rewards of ownership of the asset.

Under certain PMPAs, precious metal is acquired from the mine operator in the form of gold, silver or palladium credits, which is then sold through a network of third party brokers or dealers. Revenue from precious metal credit sales is recognized at the time of the sale of such credits, which is also the date that control of the precious metal is transferred to the customer. The Company will occasionally enter into forward contracts in relation precious metal deliveries that it is highly confident will occur within a given quarter. No forward contracts were outstanding at December 31, 2018 or December 31, 2017. The sales price is fixed at the delivery date based on either the terms of these short-term forward sales contracts or the spot price of the precious metal.

Under certain PMPAs, precious metal is acquired from the mine operator in concentrate form, which is then sold under the terms of the concentrate sales contracts to third-party smelters or traders. Where the Company acquires precious metals in concentrate form, final precious metal prices are set on a specified future quotational period (the “Quotational Period”) pursuant to the concentrate sales contracts with third-party smelters, typically one to three months after the shipment date, based on market prices for precious metals. The contracts, in general, provide for a provisional payment based upon provisional assays and quoted precious metal prices. Final settlement is based upon the average applicable price for the Quotational Period applied to the actual number of precious metal ounces recovered calculated using confirmed smelter weights and settlement assays. Revenues and the associated cost of sales are recorded on a gross basis under these contracts at the time title passes to the buyer, which is also the date that control of the precious metal is transferred to the customer. The Company has concluded that the adjustments relating to the final assay results for the quantity of concentrate sold and the retroactive pricing adjustment for the Quotational Period are not significant and do not constrain the recognition of revenue.

Financial Instruments
3.5.	Financial Instruments

In November 2009, the IASB introduced IFRS 9, Financial Instruments (“IFRS 9”), which is part of a project to replace IAS 39, Financial Instruments: Recognition and Measurement. Adoption of IFRS 9 was required by January 1, 2018, with early adoption permitted. The Company elected to adopt IFRS 9 (2009) and the related consequential amendments effective January 1, 2010. On January 1, 2018, the Company adopted IFRS 9 (2014) – Financial Instruments (amended 2014) (“IFRS 9 (2014)”). The adoption of IFRS 9 (2014) did not materially impact the accounting policies and methods of application relative to the Company’s financial instruments.

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through net earnings) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through net earnings are recognized immediately in net earnings.

Financial Assets
3.6.	Financial Assets

Financial assets are subsequently measured at either amortized cost or fair value, depending on the classification of the financial assets.

Financial Assets at Fair Value Through Other Comprehensive Income (“FVTOCI”)

The Company’s long-term investments in common shares held are for long-term strategic purposes and not for trading. Upon the adoption of IFRS 9, the Company made an irrevocable election to designate these long-term investments in common shares held as FVTOCI as it believes that this provides a more meaningful presentation for long-term strategic investments, rather than reflecting changes in fair value in net earnings.

Long-term investments in common shares held are initially measured at fair value. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized as a component of other comprehensive income (“OCI”) and accumulated in the long-term investment revaluation reserve. The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments but is reclassified to retained earnings.

Dividends on these long-term investments in common shares held are recognized as a component of net earnings in the period they are received under the classification Other (Income) Expense.

Financial Assets at Fair Value Through Net Earnings (“FVTNE”)

Cash and cash equivalents are stated at FVTNE.

Warrants held by the Company for long-term investment purposes are classified as FVTNE. These warrants are measured at fair value at the end of each reporting period, with any gains or losses arising on remeasurement recognized as a component of net earnings under the classification Other (Income) Expense.

The Kutcho Convertible Note receivable (Note 15) is classified as FVTNE and is measured at fair value at the end of each reporting period by discounting the stream of future interest and principal payments at the rate of interest prevailing at the balance sheet date for instruments of similar term and risk (the market interest rate), and adding this value to the value of the convertibility feature which is estimated using a Black-Scholes model based on assumptions including risk free interest rate, expected dividend yield, expected volatility and expected remaining life of the Kutcho Convertible Note receivable. The resulting gains or losses (if any) arising on remeasurement is recognized as a component of net earnings under the classification Other (Income) Expense.

As discussed in Note 3.4, the Company’s provisionally priced sales contain an embedded derivative that is reflected at fair value at the end of each reporting period. Fair value gains and losses related to the embedded derivative are included in revenue in the period they occur.

Financial Assets at Amortized Cost

Other receivables are non-interest bearing and are stated at amortized cost, which approximate fair values due to the short terms to maturity. Where necessary, other receivables are reported net of allowances for uncollectable amounts.

Foreign Exchange Gains and Losses

The fair value of financial assets denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. The foreign exchange component forms part of its fair value gain or loss. Therefore,

•	For financial assets that are classified as FVTNE, the foreign exchange component is recognized as a component of net earnings;

•	For financial assets that are classified as FVTOCI, the foreign exchange component is recognized as a component of OCI; and

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For financial assets that are denominated in a foreign currency and are measured at amortized cost at the end of each reporting period, the foreign exchange gains and losses are determined based on the amortized cost of the instruments and are recognized as a component of net earnings.

Derecognition of Financial Assets

The Company derecognizes a financial asset only when the contractual rights to cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset that is classified as FVTOCI, the cumulative gain or loss (net of tax) previously accumulated in the long-term investment revaluation reserve is not reclassified to net earnings, but is reclassified to retained earnings.

Financial Liabilities and Equity Instruments
3.7.	Financial Liabilities and Equity Instruments

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definition of a financial liability and equity instrument. All financial liabilities are subsequently measured at amortized cost using the effective interest method or at FVTNE, depending on the classification of the instrument.

Equity Instruments

An equity instrument is a contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received less direct issue costs (net of any current or deferred income tax recovery attributable to such costs).

Share Purchase Warrants Issued

Share purchase warrants issued with an exercise price denominated in the Company’s functional currency (US dollars) are considered equity instruments with the consideration received reflected within shareholders’ equity under the classification of share purchase warrants reserve. Upon exercise, the original consideration is reallocated from share purchase warrants reserve to issued share capital along with the associated exercise price.

Bank Debt

Bank debt is initially measured at fair value, net of transaction costs, and is subsequently measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Other Financial Liabilities

Accounts payable and accrued liabilities are stated at amortized cost, which approximate fair values due to the short terms to maturity.

Foreign Exchange Gains and Losses

The fair value of financial liabilities denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. Therefore,

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For financial liabilities that are denominated in a foreign currency and are measured at amortized cost at the end of each reporting period, the foreign exchange gains and losses are determined based on the amortized cost of the instruments and are recognized as a component of net earnings; and

•	For financial liabilities that are classified as FVTNE, the foreign exchange component forms part of the fair value gains or losses and is recognized as a component of net earnings.

Derecognition of Financial Liabilities

The Company derecognizes financial liabilities when the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized as a component of net earnings.

Mineral Stream Interests
3.8.	Mineral Stream Interests

Agreements for which settlement is called for in gold, silver, palladium or cobalt, the amount of which is based on production at the mines, are stated at cost less accumulated depletion and accumulated impairment charges, if any.

The cost of the asset is comprised of its purchase price, any closing costs directly attributable to acquiring the asset, and, for qualifying assets, borrowing costs. The purchase price is the aggregate cash amount paid and the fair value of any other non-cash consideration given to acquire the asset.

Depletion

The cost of these mineral stream interests is separately allocated to reserves, resources and exploration potential. The value allocated to reserves is classified as depletable and is depleted on a unit-of-production basis over the estimated recoverable proven and probable reserves at the mine corresponding to the specific agreement. The value associated with resources and exploration potential is the value beyond proven and probable reserves at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category as a result of the conversion of resources and/or exploration potential into reserves.

Asset Impairment

Management considers each PMPA to be a separate cash generating unit (“CGU”), which is the lowest level for which cash inflows are largely independent of those of other assets. At the end of each reporting period, the Company assesses each PMPA to determine whether any indication of impairment exists. If such an indication exists, the recoverable amount of the PMPA is estimated in order to determine the extent of the impairment (if any). The recoverable amount of each PMPA is the higher of fair value less cost of disposal (“FVLCD”) and value in use (“VIU”). In determining the recoverable amounts of each of the Company’s CGU’s, the Company uses the FVLCD as this will generally be greater than or equal to the VIU.

To determine the FVLCD that could be received from each PMPA in an arm’s length transaction at the measurement date, the Company estimates a range of potential values using the net asset value (“NAV”) methodology and the net present value (“NPV”) methodology (as described below), and then selects a value within this range which is the most representative of the estimated recoverable amount of the stream.

NAV is estimated by using an appropriate discount rate to calculate the present value of the expected future cash flows associated with each mineral category. The values are adjusted for each mineral category dependent on the likelihood of conversion from resources to reserves. A market multiple is applied to the NAV computed in order to assess the estimated fair value. Precious metal companies typically trade at a market capitalization that is based on a multiple of their underlying NAV, with this market multiple being generally understood to take account of a variety of additional value and risk factors such as the ability to find and produce more metal than what is currently included in the life of mine plan, the benefit of precious metal price optionality, the potential remaining mine life and adjustments for relative mine and country risk. Consequently, a market participant would generally apply a NAV multiple when estimating the fair value of a precious metal interest.

NPV is estimated by using a nominal discount rate to calculate the present value of expected future cash flows.

The expected future cash flows are management’s best estimates of expected future revenues and costs. Under each valuation methodology, expected future revenues reflect an estimate of future payable production for each mine at which the Company has a PMPA based on detailed life of mine plans received from each of the partners. Expected future revenues also reflect management’s estimated long-term metal prices. Estimated future cash costs are generally fixed based on the terms of each PMPA as disclosed in Note 26.

If the carrying amount of the PMPA exceeds its recoverable amount, the PMPA is considered impaired and an impairment charge is reflected as a component of net earnings so as to reduce the carrying amount to its recoverable value. A previously recognized impairment charge is reversed only if there has been an indicator of a potential impairment reversal and the resulting assessment of the PMPA’s recoverable amount exceeds its carrying value. If this is the case, the carrying amount of the PMPA is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depletion, had no impairment charge been recognized for the PMPA in prior years. Such reversal is reflected as a component of net earnings.

Investments in Associates
3.9.	Investments in Associates

Investments over which the Company exercises significant influence and that the Company does not control or jointly control are associates. Investments in associates are accounted for using the equity method, except when classified as held for sale.

The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the Company’s proportionate share of the profit or loss, other comprehensive income or loss and any other changes in the associate’s net assets such as dividends.

The Company’s proportionate share of the associate’s profit or loss and other comprehensive income or loss is based on its most recent publicly available financial statements. Adjustments are made to align any inconsistencies between the Company’s accounting policies and the associate’s policies before applying the equity method. Adjustments are also made to account for depreciable assets based on their fair values at the acquisition date of the investment and for any impairment losses recognized by the associate.

If the Company’s share of the associate’s losses equals or exceeds the Company’s investment in the associate, recognition of further losses is discontinued. After the Company’s interest is reduced to zero, additional losses will be provided for and a liability recognized only to the extent that the Company has incurred legal or constructive obligations to provide additional funding or make payments on behalf of the associate. If the associate subsequently reports profits, the Company resumes recognizing the Company’s share of those profits only after the Company’s share of the profits equals the Company’s share of losses not recognized.

At each balance sheet date, management considers whether there is objective evidence of impairment in associates. If there is such evidence, management determines the amount of impairment to record, if any, in relation to the associate.

Borrowing and Debt Issue Costs
3.10.	Borrowing and Debt Issue Costs

Borrowing costs allocable to qualifying assets, which are assets that necessarily take a substantial period of preparation for their intended use, are capitalized and included in the carrying amounts of the related assets until such time as the assets are substantially ready for their intended use. Borrowing costs that do not relate to the acquisition or construction of qualifying assets are reflected as a component of net earnings under the classification Finance Costs, as incurred. For the purposes of determining whether borrowing costs are allocable to qualifying assets, general borrowings are first considered to relate to qualifying assets to the extent of the cumulative investment made by the Company.

Debt issue costs on non-revolving facilities are treated as an adjustment to the carrying amount of the original liability and are amortized over the life of the new or modified liability. Debt issue costs on revolving facilities are recorded as an asset under the classification Other long-term assets and are amortized over the life of the new or modified credit facility.

Stock Based Payment Transactions
3.11.	Stock Based Payment Transactions

The Company recognizes a stock based compensation expense for all share purchase options and restricted share units (“RSUs”) awarded to employees, officers and directors based on the fair values of the share purchase options and RSUs at the date of grant. The fair values of share purchase options and RSUs at the date of grant are expensed over the vesting periods of the share purchase options and RSUs, respectively, with a corresponding increase to equity. The fair value of share purchase options is determined using the Black-Scholes option pricing model with market related inputs as of the date of grant. Share purchase options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values. The fair value of RSUs is the market value of the underlying shares at the date of grant. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revisions to this estimate in the consolidated statement of earnings.

The Company recognizes a stock based compensation expense for performance share units (“PSUs”) which are awarded to eligible employees and are settled in cash. Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. This estimated expense is reflected as a component of net earnings over the vesting period of the PSUs with the related obligation recorded as a liability on the balance sheet. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair market value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

Income Taxes
3.12.	Income Taxes

Income tax expense comprises current and deferred income tax. Current and deferred income taxes are recognized as a component of net earnings except to the extent that it relates to items recognized directly in equity or as a component of OCI.

Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred income tax is recognized using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax assets and liabilities are measured using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and which are expected to apply when the related deferred income tax assets are realized or the deferred income tax liabilities are settled.

Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred income tax assets are generally recognized for all deductible temporary differences and the carry forward of unused tax losses and tax credits to the extent that it is probable that reversing taxable temporary differences or sufficient taxable income will be available against which those deductible temporary differences and the carry forward of unused tax losses and tax credits can be utilized.

Deferred income tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred income tax assets are reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that reversing taxable temporary differences or sufficient taxable income will be available to allow all or part of the deferred income tax assets to be recovered.

Deferred income tax assets and liabilities are not recognized for temporary differences arising from the initial recognition (other than in a business combination) of assets and liabilities in a transaction which does not affect either the accounting income or the taxable income. In addition, deferred income tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Earnings Per Share
3.13.	Earnings Per Share

Earnings per share calculations are based on the weighted average number of common shares and common share equivalents issued and outstanding during the year. Diluted earnings per share is calculated using the treasury method which requires the calculation of diluted earnings per share by assuming that outstanding share purchase options and warrants with an exercise price that exceeds the average market price of the common shares for the period are exercised, and the proceeds are used to repurchase shares of the Company at the average market price of the common shares for the period.

Foreign Currency Translation
3.14.	Foreign Currency Translation

The functional currency is the currency of the primary economic environment in which an entity operates. The consolidated financial statements are presented in US dollars, which is the functional currency of the Company and its subsidiaries. Foreign currency monetary assets and liabilities are translated into US dollars at the exchange rates prevailing at the balance sheet date. Non-monetary assets denominated in foreign currencies are translated using the rate of exchange at the transaction date. Foreign currency transactions are translated at the rate of exchange prevailing on the transaction dates. Foreign exchange gains and losses are included in the determination of net earnings except for the foreign exchange gains and losses on the Company’s long-term investments in common shares held which are reflected as a component of OCI and accumulated in a separate component of the investments revaluation reserve which is a component of shareholders’ equity. Once the foreign exchange gains or losses on these long-term investments in common shares held are realized as a result of a disposal, the accumulated foreign exchange gain or loss is reallocated from the investments reserve to retained earnings.

Leasing
3.15.	Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. At December 31, 2018 and December 31, 2017, the Company was not a party to any finance leases.

The Company as the Lessee

Operating lease payments are recognized on a straight-line basis over the term of the lease, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction to rental expense on a straight-line basis over the term of the lease, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

Provisions
3.16.	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount required to settle the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Future Changes in Accounting Policies
3.17.	Future Changes in Accounting Policies

The IASB has issued the following new or amended standards:

Standards required to be applied for periods beginning on or after January 1, 2019:

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IFRS 16 – Leases: In January 2016, the IASB and the FASB completed its joint project to address concerns by users of financial statements in respect of reduced comparability between financial statements due to the different accounting treatment applied to operating leases as compared to finance leases by removing the distinction between operating leases and finance leases and rather having all leases accounted for as a finance lease, subject to limited exceptions for short-term leases and leases of low value assets. The Company is currently evaluating the impact of this standard and anticipates that upon adoption of this standard, its leases will be capitalized under the classification Right-of-Use Assets, with a corresponding liability for Leases Payable. The total amount expected to be capitalized is estimated at $5 million. The Company also expects a reduction in operating cash outflows of approximately $1 million per annum upon the adoption of IFRS 16, with a corresponding increase in financing cash outflows. Lastly, the Company intends to apply the new standard prospectively with no restatement of the prior periods and does not anticipate the adoption of this standard will have a material impact on its Consolidated Statement of Earnings.

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IFRIC 23 – Uncertainty over Income Tax Treatments: In June 2017, the IASB issued IFRIC 23 which is effective for periods beginning on or after January 1, 2019. IFRIC 23 provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Statement of Earnings.

Early adoption of the above standards is permitted.